Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Australia (3.6%)
	Steadfast Group Ltd.	3,502,600	11,526
	James Hardie Industries plc	321,078	10,806
	Iluka Resources Ltd.	984,341	7,320
	IPH Ltd.	1,154,500	6,699
	Charter Hall Group	525,010	6,289
	Deterra Royalties Ltd.	1,467,420	4,477
	Pendal Group Ltd.	989,619	3,399
*	Tyro Payments Ltd.	1,915,205	3,073
	Orora Ltd.	1,241,975	3,058
	Ansell Ltd.	154,838	2,944
	Lifestyle Communities Ltd.	243,648	2,920
	Netwealth Group Ltd.	226,019	2,448
	Mineral Resources Ltd.	61,275	2,435
*	Pilbara Minerals Ltd.	924,602	2,139
	Seven Group Holdings Ltd.	132,600	2,051
	Reliance Worldwide Corp. Ltd.	472,647	1,745
*	SiteMinder Ltd.	329,688	1,373
	Nufarm Ltd.	419,333	1,332
	Northern Star Resources Ltd.	214,491	1,278
	OZ Minerals Ltd.	71,961	1,248
	IGO Ltd.	145,575	1,232
*	Lynas Rare Earths Ltd.	176,247	1,138
	Domino's Pizza Enterprises Ltd.	13,932	1,028
	Alumina Ltd.	572,208	773
*	Cleanspace Holdings Ltd.	805,228	754
*	Whitehaven Coal Ltd.	372,923	714
*	Bellevue Gold Ltd.	1,005,341	555
	Worley Ltd.	66,092	545
	Beach Energy Ltd.	381,625	403
			85,702
Austria (0.9%)
*,1	BAWAG Group AG	101,296	6,079
[2]	S&T AG	304,297	5,589
	ANDRITZ AG	79,641	4,237
	AT&S Austria Technologie & Systemtechnik AG	65,510	3,051
	Wienerberger AG	38,493	1,394
			20,350
Belgium (2.2%)
	D'ieteren Group	67,191	11,707
*	Azelis Group NV	323,037	8,226
	Recticel SA	431,213	8,214

		Shares	Market Value ($000)
	Warehouses De Pauw CVA	189,699	8,161
	Barco NV	302,709	6,251
	KBC Ancora	99,921	4,815
*	bpost SA	306,144	2,260
	Melexis NV	18,683	1,959
*,1	Biocartis Group NV	113,425	377
			51,970
Brazil (0.8%)
	TOTVS SA	1,670,332	9,144
*,1	Locaweb Servicos de Internet SA	1,725,200	3,152
*	TIM SA	1,118,200	2,794
*	Afya Ltd. Class A	152,000	2,201
*	Cia de Saneamento Basico do Estado de Sao Paulo	250,800	1,765
*	Magazine Luiza SA	256	—
			19,056
Canada (1.5%)
*	Nuvei Corp.	119,206	7,272
*	Kinaxis Inc.	45,789	5,939
*	Lightspeed Commerce Inc.	148,284	4,812
*	Lightspeed Commerce Inc. (XTSE)	108,851	3,533
	Cargojet Inc.	24,400	3,458
*	Boat Rocker Media Inc.	589,618	3,098
*	Docebo Inc.	52,604	2,973
*	EcoSynthetix Inc.	599,851	2,378
[2]	Canacol Energy Ltd.	395,998	1,044
	Parex Resources Inc.	47,975	1,021
			35,528
China (1.3%)
	Li Ning Co. Ltd.	561,000	5,474
[1]	IMAX China Holding Inc.	2,892,200	4,129
*	Tongcheng Travel Holdings Ltd.	1,548,400	3,186
*	Chinasoft International Ltd.	2,950,000	2,952
	Beijing Enterprises Holdings Ltd.	842,500	2,872
	Minth Group Ltd.	530,145	2,452
	CIFI Holdings Group Co. Ltd.	3,460,000	2,260
*	Yeahka Ltd.	653,500	1,951
	China Datang Corp. Renewable Power Co. Ltd. Class H	4,017,000	1,630
*	Niu Technologies ADR	78,900	1,109
	Precision Tsugami China Corp. Ltd.	766,820	987
	Estun Automation Co. Ltd. Class A	200,751	733
	Venustech Group Inc. Class A	167,400	647
*	Gracell Biotechnologies Inc. ADR	80,616	286
			30,668
Denmark (2.2%)
	Royal Unibrew A/S	178,565	20,529
	Topdanmark A/S	182,283	10,425
*	ALK-Abello A/S Class B	20,245	8,549
*	Ascendis Pharma A/S ADR	32,621	3,968
[1]	Netcompany Group A/S	49,065	3,605
	SimCorp A/S	30,300	2,825
*	Zealand Pharma A/S	54,694	1,065
*	Dfds A/S	17,233	841
*,3	OW Bunker A/S	1,000,000	—
			51,807
Finland (1.0%)
	Valmet OYJ	271,300	10,362

		Shares	Market Value ($000)
	Huhtamaki OYJ	156,500	6,170
	Cargotec OYJ Class B	70,011	3,495
[2]	Kemira OYJ	168,403	2,475
	Wartsila OYJ Abp	121,472	1,500
			24,002
France (4.3%)
	Trigano SA	91,431	17,323
	Nexans SA	167,877	15,170
	Kaufman & Broad SA	271,120	10,761
*	JCDecaux SA	290,663	7,957
[1]	Maisons du Monde SA	238,821	5,453
	Sopra Steria Group SACA	30,200	5,310
[1]	Verallia SA	147,000	4,611
*,1	Elior Group SA	702,690	4,239
	Nexity SA	98,933	4,142
	Gaztransport Et Technigaz SA	40,800	3,743
	IPSOS	76,400	3,491
	Rothschild & Co.	77,920	3,381
	Rubis SCA	89,996	2,913
*	SOITEC	13,294	2,427
[1]	ALD SA	156,072	2,339
	Metropole Television SA	95,100	1,855
	Orpea SA	35,800	1,572
	Valeo	53,614	1,501
*	ESI Group	16,417	1,404
	Vicat SA	29,281	1,213
	L'Occitane International SA	257,250	1,014
	Imerys SA	16,289	749
*	Cellectis SA	60,983	386
*	Cellectis SA ADR	25,800	160
			103,114
Germany (5.9%)
[1]	Befesa SA	279,010	19,697
	Gerresheimer AG	179,761	16,132
	Dermapharm Holding SE	181,317	14,663
	Stabilus SA	159,745	10,758
	Aroundtown SA	1,555,546	9,608
	New Work SE	42,542	9,383
*	HelloFresh SE	130,304	8,676
*	CTS Eventim AG & Co. KGaA	106,478	7,569
*,1	Montana Aerospace AG	200,310	7,487
*	Hypoport SE	14,173	6,263
	Stemmer Imaging AG	121,118	5,013
*	Cherry AG	172,281	3,996
	Bertrandt AG	49,063	2,871
	Rheinmetall AG	23,816	2,490
	Aurubis AG	22,929	2,390
	Duerr AG	53,600	2,372
	Wacker Chemie AG	12,541	1,830
[1]	Deutsche Pfandbriefbank AG	132,116	1,630
*	Evotec SE	39,353	1,592
*	Friedrich Vorwerk Group SE	47,900	1,367
*	Veganz Group AG	8,981	824
*	Jumia Technologies AG ADR	83,077	727
*	thyssenkrupp AG	68,481	705
*,1	Aumann AG	40,907	649

		Shares	Market Value ($000)
	Hamburger Hafen und Logistik AG	7,681	165
			138,857
Greece (0.2%)
	Hellenic Telecommunications Organization SA	299,572	5,823
Hong Kong (1.9%)
	Kerry Properties Ltd.	2,998,000	8,469
	Hang Lung Properties Ltd.	3,114,000	6,662
	Techtronic Industries Co. Ltd.	376,500	6,212
	Johnson Electric Holdings Ltd.	3,508,125	5,967
	Dah Sing Financial Holdings Ltd.	1,623,600	5,264
	ASM Pacific Technology Ltd.	280,200	2,804
*	Mandarin Oriental International Ltd.	1,200,900	2,552
*	Melco Resorts & Entertainment Ltd. ADR	231,346	2,443
[1]	Crystal International Group Ltd.	6,289,500	1,851
*	HUTCHMED China Ltd. ADR	41,676	1,135
	HKBN Ltd.	843,500	1,060
*	Hypebeast Ltd.	6,015,000	778
			45,197
Iceland (0.3%)
[1]	Marel HF	996,759	6,235
India (1.3%)
	Apollo Hospitals Enterprise Ltd.	173,127	10,403
	Gujarat Pipavav Port Ltd.	5,708,055	7,513
*	Oberoi Realty Ltd.	563,632	6,963
	Alembic Pharmaceuticals Ltd.	326,812	3,331
*	CreditAccess Grameen Ltd.	148,669	1,259
[1]	Endurance Technologies Ltd.	29,266	631
			30,100
Ireland (1.5%)
*	Bank of Ireland Group plc	1,843,811	12,427
*	Dalata Hotel Group plc	2,538,413	12,108
	Smurfit Kappa Group plc	137,583	7,252
*	AIB Group plc	1,860,841	4,915
			36,702
Israel (0.5%)
	Maytronics Ltd.	262,962	5,635
*	Melisron Ltd.	59,694	5,259
[2]	Caesarstone Ltd.	133,452	1,646
			12,540
Italy (4.4%)
	Reply SpA	91,446	15,367
	Banca Generali SpA	288,456	11,618
	Recordati Industria Chimica e Farmaceutica SpA	160,257	8,978
*	Brunello Cucinelli SpA	152,458	8,854
	FinecoBank Banca Fineco SpA	431,600	7,256
	Interpump Group SpA	111,394	6,879
*,1	OVS SpA	2,237,222	6,216
[1]	doValue SpA	602,987	5,228
	Moncler SpA	79,023	5,072
	Amplifon SpA	106,600	4,531
	PRADA SpA	687,300	4,203
	Italgas SpA	587,098	3,895
	Tamburi Investment Partners SpA	334,634	3,407
*	Salvatore Ferragamo SpA	151,035	3,236
*	Stevanato Group SpA	140,582	2,442

		Shares	Market Value ($000)
[1]	Technogym SpA	286,055	2,441
	Buzzi Unicem SpA	88,873	1,856
*,1	Enav SpA	281,381	1,293
*	Leonardo SpA	111,413	805
*,2	Saipem SpA	272,181	416
			103,993
Japan (20.7%)
	Nippon Shinyaku Co. Ltd.	236,500	15,460
	Nabtesco Corp.	456,000	14,254
	Fuji Corp.	496,400	11,458
	Katitas Co. Ltd.	355,000	10,828
	Kadokawa Corp.	496,200	10,303
	SBI Holdings Inc.	381,100	9,831
	GMO internet Inc.	449,400	9,615
	Trusco Nakayama Corp.	437,800	9,317
	FP Corp.	285,000	9,154
	KOMEDA Holdings Co. Ltd.	494,400	9,152
	Zenkoku Hosho Co. Ltd.	194,500	8,705
	Aica Kogyo Co. Ltd.	313,300	8,632
	Kureha Corp.	114,700	8,563
	Musashi Seimitsu Industry Co. Ltd.	538,600	8,113
	Nifco Inc.	263,500	7,671
	Disco Corp.	27,300	7,506
	Asahi Holdings Inc.	377,500	7,314
	NEC Networks & System Integration Corp.	502,900	7,257
	Digital Garage Inc.	202,100	7,150
	Daifuku Co. Ltd.	101,300	7,033
	Sumitomo Forestry Co. Ltd.	391,800	6,898
	Horiba Ltd.	124,100	6,680
	Koito Manufacturing Co. Ltd.	130,600	6,558
	THK Co. Ltd.	239,900	5,994
	Hakuhodo DY Holdings Inc.	388,800	5,956
	OBIC Business Consultants Co. Ltd.	156,200	5,891
	Sugi Holdings Co. Ltd.	100,200	5,878
	Fukushima Galilei Co. Ltd.	159,200	5,846
	Megachips Corp.	158,000	5,760
	Ai Holdings Corp.	367,800	5,700
	Tri Chemical Laboratories Inc.	201,100	5,441
	Dip Corp.	169,000	5,350
*	Oisix ra daichi Inc.	256,200	5,340
	Tsuruha Holdings Inc.	64,400	5,187
	Fukuoka Financial Group Inc.	252,700	4,963
	Bank of Kyoto Ltd.	105,700	4,928
*	Raksul Inc.	150,100	4,899
	Asics Corp.	243,700	4,732
	Heiwa Real Estate Co. Ltd.	137,200	4,687
	Open House Group Co. Ltd.	87,700	4,541
	Daiseki Co. Ltd.	109,800	4,399
	Toyo Gosei Co. Ltd.	40,900	4,368
	Food & Life Cos. Ltd.	135,000	4,045
	Nippon Densetsu Kogyo Co. Ltd.	310,000	4,027
	Obara Group Inc.	133,400	3,866
	Nittoku Co. Ltd.	143,000	3,783
	Fuso Chemical Co. Ltd.	92,600	3,623
	Tokyo Tatemono Co. Ltd.	242,600	3,616
	Tsugami Corp.	307,800	3,573
	Kobe Bussan Co. Ltd.	112,300	3,496
	Hino Motors Ltd.	400,500	3,481

		Shares	Market Value ($000)
	Comforia Residential REIT Inc.	1,291	3,463
	Rorze Corp.	34,600	3,269
	Systena Corp.	1,034,400	3,185
	Shinko Electric Industries Co. Ltd.	69,148	3,182
	Glory Ltd.	168,700	3,172
*,2	Bengo4.com Inc.	71,600	3,011
	Asahi Intecc Co. Ltd.	174,906	2,984
	Kintetsu World Express Inc.	106,500	2,650
*	SRE Holdings Corp.	67,900	2,633
	MatsukiyoCocokara & Co.	73,500	2,516
	Sundrug Co. Ltd.	99,700	2,511
	Kissei Pharmaceutical Co. Ltd.	120,300	2,429
*	Sansan Inc.	217,344	2,409
	Taiyo Yuden Co. Ltd.	48,700	2,365
	Frontier Real Estate Investment Corp.	548	2,312
	Amada Co. Ltd.	237,800	2,302
	Mani Inc.	156,300	2,258
	Nichirei Corp.	97,300	2,239
*	JMDC Inc.	48,000	2,228
	eGuarantee Inc.	134,500	2,213
	Outsourcing Inc.	190,900	2,211
*	Freee KK	55,300	2,186
	Ushio Inc.	138,100	2,146
*	MedPeer Inc.	80,500	2,035
	Ibiden Co. Ltd.	34,800	1,945
*	Japan Airport Terminal Co. Ltd.	44,500	1,928
*	Lifenet Insurance Co.	330,800	1,867
	Ebara Corp.	37,600	1,843
	Yamaha Motor Co. Ltd.	77,060	1,835
	Infomart Corp.	304,400	1,769
	Ito En Ltd.	32,400	1,745
	Fancl Corp.	68,400	1,742
	DMG Mori Co. Ltd.	109,200	1,733
	KH Neochem Co. Ltd.	66,500	1,706
	Sumitomo Warehouse Co. Ltd.	93,200	1,674
	Sojitz Corp.	105,680	1,656
	Itoham Yonekyu Holdings Inc.	276,800	1,624
*	WealthNavi Inc.	109,800	1,573
	Iriso Electronics Co. Ltd.	38,700	1,571
*,2	JTOWER Inc.	33,800	1,549
	Sumitomo Heavy Industries Ltd.	57,300	1,505
	Air Water Inc.	95,900	1,462
	Tokyo Ohka Kogyo Co. Ltd.	23,800	1,410
*	Money Forward Inc.	30,897	1,406
	Kawasaki Heavy Industries Ltd.	72,400	1,403
	Jeol Ltd.	25,600	1,396
	COMSYS Holdings Corp.	58,300	1,387
	NOF Corp.	30,100	1,378
	COLOPL Inc.	249,800	1,376
	Ichiyoshi Securities Co. Ltd.	227,100	1,334
	Mitsubishi Materials Corp.	70,900	1,265
	EXEO Group Inc.	62,000	1,260
	Optex Group Co. Ltd.	92,900	1,238
	Showa Denko KK	59,500	1,236
[2]	Kamakura Shinsho Ltd.	272,500	1,215
	JSR Corp.	35,961	1,192
*	HEALIOS KK	127,800	1,162
	MEC Co. Ltd.	41,200	1,160

		Shares	Market Value ($000)
	IHI Corp.	56,500	1,141
	Sato Holdings Corp.	64,300	1,134
	Inaba Denki Sangyo Co. Ltd.	46,700	1,082
	Square Enix Holdings Co. Ltd.	20,800	1,020
	Nippon Thompson Co. Ltd.	190,200	1,016
	NET One Systems Co. Ltd.	42,500	1,009
	Mirait Holdings Corp.	60,300	1,001
	Kitanotatsujin Corp.	481,100	933
	Locondo Inc.	94,100	931
	Fukuyama Transporting Co. Ltd.	29,300	922
	Anicom Holdings Inc.	141,500	899
	Kyudenko Corp.	34,500	882
	Inter Action Corp.	51,900	881
	Kumagai Gumi Co. Ltd.	33,300	849
	Comture Corp.	34,639	845
	Shin-Etsu Polymer Co. Ltd.	86,800	832
	NH Foods Ltd.	21,500	829
	Seino Holdings Co. Ltd.	82,800	822
	Lintec Corp.	34,700	806
	Nikkon Holdings Co. Ltd.	42,700	804
	Yodogawa Steel Works Ltd.	37,400	797
	NSK Ltd.	113,800	776
	Max Co. Ltd.	46,900	748
	Maruichi Steel Tube Ltd.	33,100	737
	Sekisui Jushi Corp.	41,400	731
	Nippon Shokubai Co. Ltd.	15,500	730
	Japan Petroleum Exploration Co. Ltd.	30,400	727
	Daikyonishikawa Corp.	139,700	722
	Yamazen Corp.	82,300	716
	Tokyo Steel Manufacturing Co. Ltd.	74,400	712
*	Demae-Can Co. Ltd.	109,100	710
	Yokogawa Bridge Holdings Corp.	37,700	704
*,2	GA Technologies Co. Ltd.	89,800	692
	Iwatani Corp.	14,400	679
[2]	Giken Ltd.	19,100	652
	Elecom Co. Ltd.	52,700	638
	Shibaura Machine Co. Ltd.	21,600	622
*	Istyle Inc.	340,700	567
	Miura Co. Ltd.	18,600	549
	BayCurrent Consulting Inc.	1,400	531
*	Uzabase Inc.	53,600	507
	Kagome Co. Ltd.	17,600	458
	Sinko Industries Ltd.	28,700	457
*,2	Chatwork Co. Ltd.	74,700	450
	Toyo Construction Co. Ltd.	81,300	405
	Mandom Corp.	29,600	355
	Totetsu Kogyo Co. Ltd.	14,600	312
	Hibiya Engineering Ltd.	18,800	309
	TOKAI Holdings Corp.	40,300	309
	Nichireki Co. Ltd.	27,200	302
	Ichikoh Industries Ltd.	34,300	151
	As One Corp.	2,400	119
			490,788
Luxembourg (0.2%)
[2]	Addiko Bank AG	184,240	2,546
*,2	Arrival SA	282,589	1,105
			3,651

		Shares	Market Value ($000)
Malaysia (0.0%)
	Inari Amertron Bhd.	1,436,700	1,148
Mexico (0.2%)
	Corp. Inmobiliaria Vesta SAB de CV	1,199,900	2,273
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	153,558	2,111
			4,384
Netherlands (3.4%)
	BE Semiconductor Industries NV	244,235	20,479
	TKH Group NV	219,089	12,642
	ASM International NV	33,257	11,426
*,1	Basic-Fit NV	176,668	8,428
*	AerCap Holdings NV	102,463	6,455
	Arcadis NV	131,600	5,761
*	Merus NV	162,464	3,998
	IMCD NV	17,991	3,095
*,1	DP Eurasia NV	2,357,397	2,420
	Corbion NV	48,267	2,015
	Boskalis Westminster	68,473	1,939
	SIF Holding NV	67,866	816
	SBM Offshore NV	33,966	538
			80,012
New Zealand (0.5%)
*	Xero Ltd.	102,400	8,295
*	Pushpay Holdings Ltd.	2,168,672	1,556
	Fletcher Building Ltd.	347,859	1,479
			11,330
Norway (1.1%)
	Borregaard ASA	595,109	13,997
	TOMRA Systems ASA	87,204	4,360
	Salmar ASA	34,035	2,321
	Sparebanken More	33,745	1,835
*	Aker Solutions ASA	643,550	1,683
	Kongsberg Gruppen ASA	52,111	1,579
	Bakkafrost P/F	18,786	1,295
			27,070
Other (0.8%)
	iShares MSCI EAFE Small-Cap ETF	274,006	18,808
Philippines (0.4%)
	Wilcon Depot Inc.	9,361,900	5,509
*	Bloomberry Resorts Corp.	23,535,000	2,899
			8,408
Poland (0.1%)
*,2	Grupa Pracuj SA	146,454	2,584
Singapore (0.4%)
	Venture Corp. Ltd.	540,200	7,078
*	SATS Ltd.	1,249,200	3,633
			10,711
South Korea (1.5%)
*	Koh Young Technology Inc.	495,750	8,537
	K Car Co. Ltd.	221,300	5,209
	PI Advanced Materials Co. Ltd.	135,104	4,675
*	Douzone Bizon Co. Ltd.	96,780	4,290
*	NHN KCP Corp.	190,699	3,875
*	Park Systems Corp.	30,735	3,123

		Shares	Market Value ($000)
	Hanon Systems	276,528	2,481
	Eugene Technology Co. Ltd.	34,607	1,407
	SNT Motiv Co. Ltd.	29,493	1,086
*	Cafe24 Corp.	53,486	953
*	Genexine Inc.	12,608	512
			36,148
Spain (2.1%)
	CIE Automotive SA	296,757	8,620
	Fluidra SA	268,592	8,553
	Viscofan SA	132,243	8,019
	Acciona SA	38,926	6,780
	Prosegur Cia de Seguridad SA	2,700,855	6,729
	Bankinter SA	625,004	3,665
*	Melia Hotels International SA	292,528	2,217
	Ebro Foods SA	108,067	2,003
	Almirall SA	155,339	1,999
*	Arima Real Estate SOCIMI SA	76,334	775
			49,360
Sweden (6.5%)
	Arjo AB Class B	1,343,925	13,431
*	Cint Group AB	933,111	12,409
	Avanza Bank Holding AB	343,287	10,861
	Trelleborg AB Class B	426,351	10,735
	Nordnet AB publ	684,093	10,662
*	Nordic Entertainment Group AB Class B	234,600	9,083
*,2	Embracer Group AB Class B	875,506	8,784
	AddTech AB Class B	473,251	8,755
[1]	Thule Group AB	151,652	7,320
	Sweco AB Class B	443,837	6,239
	Loomis AB Class B	240,666	6,180
	Catena AB	105,378	5,982
	HMS Networks AB	87,440	4,573
	Fortnox AB	860,100	4,423
	Nyfosa AB	253,391	3,945
	BillerudKorsnas AB	220,890	3,512
	Castellum AB	143,810	3,387
	Cellavision AB	81,328	2,654
*	Surgical Science Sweden AB	121,996	2,617
	Paradox Interactive AB	97,525	2,021
	Indutrade AB	80,041	1,991
	Cibus Nordic Real Estate AB	68,561	1,888
*	SSAB AB Class A	314,891	1,864
*	VNV Global AB	204,514	1,769
	Beijer Ref AB Class B	75,287	1,314
	INVISIO AB	95,268	1,225
	Saab AB Class B	51,445	1,220
*	Xvivo Perfusion AB	40,451	1,143
*	Storytel AB	58,820	928
	Nolato AB Class B	85,602	877
	Peab AB Class B	74,029	832
*	Bactiguard Holding AB Class B	50,068	756
			153,380
Switzerland (3.1%)
	Julius Baer Group Ltd.	266,305	17,403
*	Siegfried Holding AG (Registered)	15,114	12,237
	Comet Holding AG (Registered)	36,832	11,750
*	SIG Combibloc Group AG	349,014	8,109

		Shares	Market Value ($000)
	Tecan Group AG (Registered)	11,644	5,662
*,1	Sensirion Holding AG	43,459	5,328
*,1	PolyPeptide Group AG	46,823	4,668
*	Dufry AG (Registered)	72,892	3,777
	Bossard Holding AG (Registered) Class A	11,252	3,528
*	u-blox Holding AG	12,723	907
	Interroll Holding AG (Registered)	179	758
*	Implenia AG (Registered)	18,863	460
			74,587
Taiwan (4.3%)
	Chroma ATE Inc.	1,761,694	13,732
	Airtac International Group	326,983	11,480
	ASPEED Technology Inc.	100,000	11,237
	Voltronic Power Technology Corp.	184,252	9,495
	Giant Manufacturing Co. Ltd.	756,000	8,756
	Nien Made Enterprise Co. Ltd.	578,000	8,153
	Vanguard International Semiconductor Corp.	1,411,000	6,806
	Accton Technology Corp.	584,500	5,644
	Delta Electronics Inc.	567,000	5,594
	Global Unichip Corp.	263,000	4,618
	Advantech Co. Ltd.	281,000	3,895
	Realtek Semiconductor Corp.	192,248	3,730
	Parade Technologies Ltd.	37,000	2,732
	Chang Wah Technology Co. Ltd.	499,000	1,800
	momo.com Inc.	40,610	1,659
	TCI Co. Ltd.	153,000	1,074
	ASMedia Technology Inc.	16,000	923
	Advanced Wireless Semiconductor Co.	211,000	917
			102,245
United Kingdom (17.0%)
	Rotork plc	4,585,618	21,076
	Spectris plc	330,063	15,062
	Electrocomponents plc	900,000	13,627
	St. James's Place plc	585,600	12,088
	Bodycote plc	1,114,000	11,980
	Grafton Group plc	685,077	10,768
	Safestore Holdings plc	607,560	10,417
[1]	Auto Trader Group plc	1,105,900	10,021
	Future plc	232,000	9,895
	Workspace Group plc	795,606	9,091
	Keywords Studios plc	266,869	9,079
	Games Workshop Group plc	79,166	8,488
	Cranswick plc	164,142	8,134
	HomeServe plc	769,100	7,927
	Savills plc	432,342	7,878
	IMI plc	334,852	7,482
	Spirent Communications plc	2,095,000	6,996
*,1	Network International Holdings plc	1,934,571	6,889
	Genuit Group plc	888,178	6,885
	Dunelm Group plc	380,000	6,848
	RWS Holdings plc	984,500	6,697
	Softcat plc	297,297	6,587
*	Beazley plc	919,360	6,104
	QinetiQ Group plc	1,634,235	5,931
	Howden Joinery Group plc	531,800	5,867
	Pets at Home Group plc	1,000,000	5,790
*	Abcam plc	313,763	5,652

		Shares	Market Value ($000)
	Dechra Pharmaceuticals plc	100,000	5,617
*	SSP Group plc	1,477,987	5,484
	UNITE Group plc	380,732	5,327
	LondonMetric Property plc	1,460,000	5,260
	Segro plc	290,000	5,113
*	Restaurant Group plc	3,846,281	4,932
	Telecom Plus plc	235,000	4,762
	IG Group Holdings plc	420,000	4,624
	Halma plc	135,000	4,576
	Weir Group plc	180,000	4,238
*	Victoria plc	321,046	4,102
	Redrow plc	470,000	3,960
[1]	ConvaTec Group plc	1,543,590	3,665
	B&M European Value Retail SA	476,114	3,646
	Ninety One plc	998,015	3,511
	Vistry Group plc	250,000	3,466
	Keller Group plc	300,000	3,442
*	Hyve Group plc	2,500,115	3,431
	Intermediate Capital Group plc	131,293	3,391
*	National Express Group plc	994,596	3,373
	NCC Group plc	1,305,000	3,358
*,1	Petershill Partners plc	1,142,857	3,351
	Renishaw plc	54,000	3,334
*	IWG plc	835,000	3,216
	Lancashire Holdings Ltd.	408,724	3,026
	Pennon Group plc	204,510	2,997
*	easyJet plc	354,639	2,996
*,1	Bridgepoint Group plc	550,000	2,863
*	Team17 Group plc	290,619	2,786
	Smart Metering Systems plc	279,711	2,785
	Tate & Lyle plc	289,450	2,769
*	Allfunds Group plc	183,235	2,575
*,1	Trainline plc	800,608	2,424
	Alpha FX Group plc	99,958	2,379
*	Naked Wines plc	333,054	2,349
	FDM Group Holdings plc	152,222	2,226
*	Meggitt plc	210,313	2,124
	Greggs plc	57,930	2,101
*	FD Technologies plc	95,772	2,089
	Synthomer plc	420,656	2,077
*	Molten Ventures plc	199,886	2,077
	Burford Capital Ltd.	186,510	1,701
*	Wise plc Class A	200,000	1,636
	Grainger plc	400,000	1,629
	Travis Perkins plc	76,114	1,544
*	Hotel Chocolat Group plc	234,940	1,508
	Ultra Electronics Holdings plc	29,350	1,151
	Balfour Beatty plc	325,579	1,116
	Impax Asset Management Group plc	72,973	1,080
	Centamin plc	872,547	1,052
	dotdigital group plc	413,765	823
	Subsea 7 SA	99,540	748
	Marshalls plc	78,576	748
	Britvic plc	57,559	706
	Domino's Pizza Group plc	130,072	682
*	Immunocore Holdings plc ADR	28,572	645
*	Capricorn Energy plc	190,170	530

				Shares	Market Value ($000)
	Ferrexpo plc			156,330	513
					402,893
United States (0.2%)
	Patria Investments Ltd. Class A			244,300	4,153
Total Common Stocks (Cost $1,958,095)					2,283,304
		Coupon
Temporary Cash Investments (4.1%)
Money Market Fund (4.0%)
[4,5]	Vanguard Market Liquidity Fund	0.120%		943,183	94,309
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.1%)
	Goldman Sachs & Co. (Dated 1/31/22, Repurchase Value $3,900,000, collateralized by Ginnie Mae 4.500%, 11/20/48, with a value of $3,978,000)	0.050%	2/1/22	3,900	3,900
Total Temporary Cash Investments (Cost $98,203)					98,209
Total Investments (100.4%) (Cost $2,056,298)					2,381,513
Other Assets and Liabilities—Net (-0.4%)					(9,925)
Net Assets (100%)					2,371,588
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $144,719,000, representing 6.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,825,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,204,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2022	295	32,971	(472)
MSCI Emerging Market Index	March 2022	165	10,104	98
				(374)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	110,600	2,172,704	—	2,283,304
Temporary Cash Investments	94,309	3,900	—	98,209
Total	204,909	2,176,604	—	2,381,513

Derivative Financial Instruments
Assets
Futures Contracts[1]	98	—	—	98
Liabilities
Futures Contracts[1]	472	—	—	472
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.